Revenue from Contracts with Customers - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,540,906	$ 2,604,740	$ 2,621,244
Lease revenue	60,940	61,801	52,085
Total revenues	$ 2,601,846	$ 2,666,541	$ 2,673,329
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total revenues	Total revenues	Total revenues
North America
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,981,978	$ 2,069,404	$ 2,081,787
Lease revenue	55,850	54,107	43,672
Total revenues	2,037,828	2,123,511	2,125,459
Europe
Disaggregation of Revenue [Line Items]
Total revenues	233,136	235,572	258,773
Lease revenue	3,034	5,320	5,850
Total revenues	236,170	240,892	264,623
Asia-Pacific
Disaggregation of Revenue [Line Items]
Total revenues	309,700	282,855	265,385
Lease revenue	2,056	2,374	2,563
Total revenues	311,756	285,229	267,948
South America
Disaggregation of Revenue [Line Items]
Total revenues	16,092	16,909	15,299
Lease revenue	0	0	0
Total revenues	16,092	16,909	15,299
Warehouse rent and storage
Disaggregation of Revenue [Line Items]
Total revenues	970,547	997,707	1,049,657
Warehouse rent and storage | North America
Disaggregation of Revenue [Line Items]
Total revenues	807,545	840,571	889,285
Warehouse rent and storage | Europe
Disaggregation of Revenue [Line Items]
Total revenues	77,915	73,719	81,176
Warehouse rent and storage | Asia-Pacific
Disaggregation of Revenue [Line Items]
Total revenues	76,879	75,037	71,438
Warehouse rent and storage | South America
Disaggregation of Revenue [Line Items]
Total revenues	8,208	8,380	7,758
Warehouse Services
Disaggregation of Revenue [Line Items]
Total revenues	1,382,129	1,397,904	1,331,917
Warehouse Services | North America
Disaggregation of Revenue [Line Items]
Total revenues	1,084,282	1,120,818	1,066,747
Warehouse Services | Europe
Disaggregation of Revenue [Line Items]
Total revenues	107,944	102,731	100,966
Warehouse Services | Asia-Pacific
Disaggregation of Revenue [Line Items]
Total revenues	184,767	168,649	159,229
Warehouse Services | South America
Disaggregation of Revenue [Line Items]
Total revenues	5,136	5,706	4,975
Transportation
Disaggregation of Revenue [Line Items]
Total revenues	188,230	209,129	239,670
Transportation | North America
Disaggregation of Revenue [Line Items]
Total revenues	90,151	108,015	125,755
Transportation | Europe
Disaggregation of Revenue [Line Items]
Total revenues	47,277	59,122	76,631
Transportation | Asia-Pacific
Disaggregation of Revenue [Line Items]
Total revenues	48,054	39,169	34,718
Transportation | South America
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,748	$ 2,823	$ 2,566